Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital [Abstract]
Share Capital
Note 11 - Share Capital

A.	Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are duly authorized, validly issued, fully paid and non-assessable.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights.  The ownership or voting of Ordinary Shares by non-residents of Israel is not  restricted in any way by the Company's memorandum of association, its articles of association or the  laws of the State of Israel, except that citizens of countries which are, or have been, in a state of war  with Israel may not be recognized as owners of Ordinary Shares.

The Company's license from the Israeli Ministry of Communications to operate its teleports provides that, without the consent of the Israeli Minister of Communications, no means of control of the Company may be acquired or transferred, directly or indirectly.

In connection with the Company's initial public offering in November 2006, the Company's license was amended to provide that the Company's entering into an underwriting agreement for the offering and sale of shares to the public, listing the shares for trading, and depositing shares with a depository was not considered a transfer of means of control.  In addition, pursuant to the amendments, transfers of the Company's shares that do not result in the transfer of control of the Company are permitted without the prior approval of the Ministry of Communications, provided that:

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 5% or more of our shares or being entitled to a right to appoint a director or the chief executive officer (or is a director or the chief executive officer), the Company must notify the Ministry of Communications within 21 days of learning of such transfer; and

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 10% or more of our shares or having significant influence over the Company (but which does not result in a transfer of control of the Company), the Company must notify the Ministry of Communications within 21 days of learning of such transfer and request the consent of the Ministry of Communications for such transfer.

In addition, should a shareholder,  other than the Company's existing shareholders prior to the Initial Public Offering, become a  beneficiary holder of 10% or more of the Company's shares or acquire shares in an amount resulting in  such shareholder having significant influence over the Company without receiving the consent of the  Minister of Communication, its holdings will be converted into dormant shares for as long as the Minister's consent is required but not obtained. The beneficial holder of such dormant shares will have no rights other than the right to receive dividends and other distributions to shareholders and the right to  participate in such offerings.

The Company's license also states that means of control of the Company, or of an interested shareholder of the Company (which generally would include a holder of 5% of the Company's voting power or other means of control), cannot be pledged unless such pledge agreement includes a condition that prohibits the exercise of the pledge without obtaining the advance written approval of the Minster of Communication.

B.	Employees' stock options

(1)	The Company's 2006 Israel Equity Incentive Plan

Under the the Company's 2006 Israel Equity Incentive Plan (the "Plan"), the Company may grant its directors, officers and employees restricted shares, restricted share units and options to purchase the Company's ordinary shares under Section 102 which provides certain tax benefits in connection with share-based compensation to employees, officers and  directors. The Company's may also grant other persons awards under its equity incentive plan.  However, such other persons (controlling shareholders, services providers, etc.) will not enjoy the tax benefits provided by Section 102.   The Plan permits the issuance of up to 1,481,794 shares of common stock.

The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option tranche. The general vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years from grant date, and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The following table summarizes the activity under the Plan for the indicated periods:

	Available for grant
(In thousands)
Balance as of January 1, 2011	218
Option pool increase	520
Options granted	(260)	(a)
Balance as of December 31, 2011	478
Options cancelled	260	(a)
Option pool increase	520
Options granted	(995)
Balance as of December 31, 2012	263

(a)
On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share.

The vesting schedule for the above options was based on average closing price of the Shares on December 2012,2013 and 2014 on the NASDAQ .

On September 24, 2012, the Company's shareholders granted Dr. Shlomo Shamir, the Chairman of the Company's Board of Directors, options to purchase 200,000 Ordinary Shares of the Company, with an exercise price of $5.28 per share under the Company's option Plan. as a result, there was approximately $245 of additional unrecognized compensation cost related to non- vested options to be recognized over the vesting period under a straight line method.

As a condition to the grant, Dr. Shamir has agreed to the termination of outstanding options to purchase 260,198 ordinary shares, which were granted to Dr. Shamir in June 2011.

(b)	The following table summarizes the Company's stock option activity under the Plan
(in thousands, except weighted average exercise price):

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	15	$12.50	15	$12.50	275	$7.18
Grants	-	-	260	6.87	995	4.76
Canceled	-	-	-	-	(260)	6.87
Balance,
end of year	15	$12.50	275	$7.18	1,010	$4.87
Exercisable,
end of year	-	-	5	$12.50	10	$12.50

Weighted-average of fair value options granted during 2012 1.68 $

The following table summarizes information about stock options outstanding at December 31, 2012 under the Plan (in thousands, except weighted average exercise price and weighted average remaining contractual life):

	Options Outstanding
Range of Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price

$12.50	15	0.08	$12.50
$4.67- $5.82	995	6.59	4.76
	1,010	6.49	4.87

The Company estimates the fair value of stock options using a Black-Scholes valuation model. The fair value of each option was estimated on the date of grant using the Black-Scholes option valuation model and the straight-line attribution approach with the following weighted-average assumptions:

	Year Ended December 31,
	2010	2011	2012
Expected stock price volatility	51.3%	49.9%	42.0%- 48.4%
Risk free interest rate	0.9%	1.2%	0.5%- 1.2%
Dividend yield	3.4%	3.4%	6.5%- 8.1%
Expected life of options (in years)	3	5	5

The following summarizes the allocation of stock-based compensation charge for the options and restricted share units granted:

	Year ended December 31
	2010	2011	2012
Cost of revenues	67	-	17
Sales and marketing	85	-	25
General and administrative	220	117	260

	372	117	302

	Year ended December 31
	2010	2011	2012
Tax benefit recognized in respect
of stock- based compensation
expenses	142	27	-

As of December 31, 2012 there was approximately $1,490 of unrecognized compensation cost related to non-vested outstanding stock options. The cost is expected to be recognized over a weighted-average period of 3.45 years.

(2)	Options granted to the former CEO

On March 15, 2006, the Company signed an agreement with the former CEO's wholly-owned company regarding his compensation for management services.

The agreement included an option plan for the former CEO, which entitles him to 233,100 options (hereinafter - the 2006 options) in addition to the plan. The 2006 options shall vest, according to a graded- schedule, in five installments over a period of four years, beginning on December 31, 2006. Each option entitles the holder to purchase one ordinary share of the Company.

The following table summarizes information relating to the 2006 options outstanding as of December 31, 2012:

					Aggregate
					intrinsic value
					as of
	Remaining		Grant date	Grant date	December 31,
Number of	contractual	Exercise	fair value per	intrinsic	2011
options	life (in years)	Price (in $)	Share (in $)	Value (in $)	(in $)

37.8	-	5.60	5.60	-	-
37.8	-	6.16	5.60	-	-
44.1	-	6.77	5.60	-	-
50.4	-	7.45	5.60	-	-
63	-	8.35	5.60	-	-
233.1					-

The options activities are as follows (in thousands, except weighted average exercise price):

	Years Ended December 31,
	2010		2011		2012
	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price	Shares Under Option	Weighted- Average Exercise Price
Balance, beginning
of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Balance,
end of year	233.1	$6.99	233.1	$6.99	233.1	$6.99
Exercisable,
end of year	170.1	$6.58	233.1	$6.99	-	-

On November 28 ,2011 the Company announced that its Chief Executive Officer, Mr. David Rivel, will retire on June 30, 2012. Mr. Rivel's previous contract with the Company, which was expired on December 31, 2011, was extended until June 30, 2012 to ensure a seamless transition. As a result, the remaining contracted term of the options granted to the CEO was extended until December 31, 2012. As of December 31, 2012 non of the options were exercised and all  the options were expired.